PROMISSORY NOTES PAYABLE (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 08, 2020	Apr. 28, 2020
Promissory Note A
Statement [Line Items]
Value (Canadian)	$ 192,142
Value (US)	146,729
Principal Amount (Canadian)	$ 196,425
Interest Rate	10.00%
Principal Amount (US)	$ 150,000
Accrued interest		$ 44,732
Interest expense	317
Promissory Note B
Statement [Line Items]
Value (Canadian)	655,272
Value (US)	515,070
Principal Amount (Canadian)	$ 654,350
Interest Rate	15.00%
Principal Amount (US)	$ 500,000
Accrued interest		$ 11,536	$ 22,671
Promissory Note C
Statement [Line Items]
Value (Canadian)	902,020
Value (US)	700,000
Principal Amount (Canadian)				$ 225,000	$ 527,967
Interest expense	61,319
Accretion expense	$ 20,971